Shareholder Report, Line Graph (Details) - USD ($)	Sep. 08, 2017	Dec. 30, 2016	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
C000174122
Account Value [Line Items]
Line Graph and Table Measure Name		Redwheel Global Emerging Equity Fund, Institutional Class Shares
C000174121
Account Value [Line Items]
Line Graph and Table Measure Name	Redwheel Global Emerging Equity Fund, Class I Shares
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Account Value		$ 10,000,000	$ 16,423,682	$ 13,029,273	$ 11,664,599	$ 16,226,562	$ 13,727,567	$ 12,418,777	$ 12,674,348	$ 12,778,088
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 250,000		$ 318,866	$ 252,963	$ 226,468	$ 315,039	$ 266,521	$ 241,110	$ 246,072	$ 248,087